Other Assets	12 Months Ended
Oct. 31, 2021
Other Assets
Other Assets
NOTE 16:  OTHER ASSETS
Other Assets

(millions of Canadian dollars)		As at

	October 31 2021	October 31 2020
Accounts receivable and other items	$9,144	$10,799
Accrued interest	2,196	2,336
Current income tax receivable	1,862	2,294
Defined benefit asset	637	9
Insurance-related assets, excluding investments	2,040	2,268

Prepaid expenses	1,300	1,150
Total	$17,179	$18,856